Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31
	2020			2021
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(285)	¥69	¥354	¥(288)	¥66
Aircraft	16,071	(648)	15,423	39,736	(1,382)	38,354

Total	¥16,425	¥(933)	¥15,492	¥40,090	¥(1,670)	¥38,420

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
March 31, 2021
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥3,057
1 to 2 years	3,019
2 to 3 years	2,992
3 to 4 years	2,992
4 to 5 years	2,992
More than 5 years	20,639

Total	¥35,691

Lease expense

	Millions of yen
	Year ended March 31
	2020	2021
Lease expense:
Operating lease costs	¥48,475	¥49,168

Other income and expenses:
Gross sublease income (1)	¥5,377	¥4,638

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.

Cash payments made by Nomura as lessee

	Millions of yen
	Year ended March 31
	2020	2021
Operating cash flows for operating leases	¥47,212	¥47,584
ROU assets recognized in connection with new operating leases	¥18,026	¥41,279

Schedule of Lessee operating lease liability maturity

Millions of yen
March 31, 2021
Operating leases
Years of payment
Less than 1 year	¥42,411
1 to 2 years	33,582
2 to 3 years	27,120
3 to 4 years	24,395
4 to 5 years	22,557
More than 5 years	68,652

Total undiscounted lease payments	¥218,717
Less: Impact of discounting	(11,845)

Lease liabilities as reported in the consolidated balance sheets	¥206,872

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term

	Year ended March 31
	2020	2021
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	2.2%	1.4%
Weighted-average remaining lease term	7.7 years	7.6 years